TRADE AND NOTES RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE AND NOTES RECEIVABLES
Schedule of trade and notes receivables

	December 31	December 31,
	2018	2019
Trade receivables	5,868,796	5,273,969
Less: provision for impairment	(659,261)	(714,857)
	5,209,535	4,559,112

Notes receivable	2,894,482	2,834,011

	8,104,017	7,393,123

Schedule of ageing analysis of trade and notes receivables

	December 31,	December 31,
	2018	2019
Within 1 year	3,320,735	2,907,407
Between 1 and 2 years	906,302	742,477
Between 2 and 3 years	158,162	377,836
Over 3 years	1,483,597	1,246,249
	5,868,796	5,273,969

Less: provision for impairment	(659,261)	(714,857)

	5,209,535	4,559,112

Schedule of credit risk exposure

As at December 31, 2018

	Gross carrying	Expected credit	Expected credit
	amount	losses	loss rate (%)
Alumina and primary aluminum
Within 1 year	401,691	3,696	0.92
Between 1 and 2 years	55,766	6,179	11.08
Between 2 and 3 years	16,546	14,893	90.01
Over 3 years	379,213	359,759	94.87
	853,216	384,527	/
Trading
Within 1 year	473,153	662	0.14
Between 1 and 2 years	4,146	70	1.68
Between 2 and 3 years	74	3	3.80
Over 3 years	19,422	3,787	19.50
	496,795	4,522	/
Energy
Within 1 year	88,462	3,388	3.83
Between 1 and 2 years	3,217	685	21.28
Between 2 and 3 years	15,417	3,688	23.92
Over 3 years	12,710	6,216	48.91
	119,806	13,977	/
Corporate and other operating segments
Within 1 year	108,627	6,539	6.02
Between 1 and 2 years	10,974	7,767	70.78
Between 2 and 3 years	4,026	3,823	94.96
Over 3 years	25,800	25,142	97.45
	149,427	43,271	/

	1,619,244	446,297

Individually assessed trade receivables	4,249,552	212,964

	5,868,796	659,261

As at December 31, 2019

	Gross carrying	Expected credit	Expected credit
	amount	losses	loss rate (%)
Alumina and primary aluminum
Within 1 year	207,602	1,910	0.92
Between 1 and 2 years	47,883	5,305	11.08
Between 2 and 3 years	20,712	18,643	90.01
Over 3 years	205,395	194,858	94.87
	481,592	220,716	/
Trading
Within 1 year	113,596	159	0.14
Between 1 and 2 years	—	—	1.69
Between 2 and 3 years	1,001	41	4.05
Over 3 years	79,793	15,560	19.50
	194,390	15,760	/
Energy
Within 1 year	348,399	13,343	3.83
Between 1 and 2 years	11,722	2,496	21.29
Between 2 and 3 years	9,073	2,170	23.92
Over 3 years	7,269	3,555	48.91
	376,463	21,564	/
Corporate and other operating segments
Within 1 year	51,774	3,117	6.02
Between 1 and 2 years	18,129	12,831	70.78
Between 2 and 3 years	5,399	5,127	94.96
Over 3 years	6,176	6,019	97.45
	81,478	27,094	/

	1,133,923	285,134

Individually assessed trade receivables	4,140,046	429,723

	5,273,969	714,857

Schedule of movements on the provision for impairment of trade and notes receivables

	2018	2019
As at January 1	546,102	659,261
Effect of adoption of IFRS 9	112,407	—
At beginning of year	658,509	659,261

Impairment loss	64,544	236,238
Written off	(33,469)	(97,554)
Reversal	(20,466)	(83,095)
Others	(9,857)	7

As at December 31	659,261	714,857